Other Operating Expenses - Summary of Other Operating Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Other Operating Expense [Abstract]
Payment gateway and other charges									$ 50,597	$ 27,269	$ 25,019
Outsourcing expenses									26,158	16,920	16,055
Travelling and conveyance									3,105	3,537	3,069
Communication									5,288	4,385	3,600
Repairs and maintenance									5,300	4,322	3,322
Rent									7,701	3,831	2,949
Legal and professional									7,894	11,395	3,707
Website hosting charges									6,771	2,428	2,243
Net loss on disposal of property, plant and equipment									70	46	380
Intangible assets written off									356
Miscellaneous expenses									7,326	7,452	7,610
Total	$ 30,063	$ 32,632	$ 28,272	$ 29,599	$ 27,295	$ 18,202	$ 17,419	$ 18,669	$ 120,566	$ 81,585	$ 67,954